Provisions	12 Months Ended
Jun. 30, 2025
Samarco dam failure [member]
Statement [Line Items]
Provisions
4 Significant events – Samarco dam failure
On 5 November 2015, the Samarco Mineração S.A. (Samarco) iron ore operation in Minas Gerais, Brazil, experienced a tailings dam failure that resulted in a release of mine tailings, flooding the communities of Bento Rodrigues, Gesteira and Paracatu de Baixo and impacting other communities downstream (the Samarco dam failure). Refer to section on ‘Samarco’ in the Operating and Financial Review.
Samarco is jointly owned by BHP Billiton Brasil Ltda. (BHP Brasil) and Vale S.A. (Vale). BHP
 Brasil’s 50 per cent interest is accounted for as an equity accounted joint venture investment. BHP Brasil does not separately recognise its share of the underlying assets and liabilities of Samarco, but instead records the investment as one line on the balance sheet. Each period, BHP Brasil recognised its 50 per cent share of Samarco’s profit or loss and adjusted the carrying value of the investment in Samarco accordingly. Such adjustment continued until the investment carrying value was reduced to US$ nil, with any additional share of Samarco losses only recognised to the extent that BHP Brasil has an obligation to fund the losses. After applying equity accounting, any remaining carrying value of the investment is tested for impairment.
Any charges relating to the Samarco dam failure incurred directly by BHP Brasil or other BHP entities are recognised 100 per cent in the Group’s results.
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2025 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2025	2024	2023
	US$M	US$M	US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 1	(211)	(139)	(103)
Profit/(loss) from equity accounted investments, related impairments and expenses
Samarco dam failure provision 2	(659)	(2,833)	(256)
Fair value change on forward exchange derivatives 3	414	(199)	471

(Loss)/profit from operations	(456)	(3,171)	112
Net finance costs 4	(458)	(506)	(452)

Loss before taxation	(914)	(3,677)	(340)
Income tax (expense)/benefit 5	–	(85)	17

Loss after taxation	(914)	(3,762)	(323)

Balance sheet movement
Other financial assets/(liabilities) 6	441	(280)	337
Trade and other payables	29	(4)	(6)
Tax liabilities	–	(85)	17
Provisions	656	(2,824)	(260)

Net decrease/(increase) in liabilities	1,126	(3,193)	88

		2025		2024		2023
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(914)		(3,677)		(340)
Adjustments for:
Samarco dam failure provision 2	659		2,833		256
Fair value change on forward exchange derivatives 3	(414)		199		(471)
(Settlement of)/proceeds from cash management related instruments	(17)		218		134
Net finance costs 4	458		506		452
Changes in assets and liabilities:
Trade and other payables	(29)		4		6

Net operating cash flows		(257)		83		37

Net investment and funding of equity accounted investments 7		(1,773)		(640)		(448)

Net investing cash flows		(1,773)		(640)		(448)

Net decrease in cash and cash equivalents		(2,030)		(557)		(411)

1	Includes legal and advisor costs incurred.

2	US$540 million (2024: US$3,700 million; 2023: US$(33) million) change in estimate and US$119 million (2024: US$(867) million; 2023: US$289 million) exchange translation.

3
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.

4	Amortisation of discounting of provision.

5	Includes tax on forward exchange derivatives and other taxes incurred during the period.

6	Includes forward exchange contracts described in 3 above, and Senior notes issued by Samarco as part of its Judicial Reorganisation in September 2023.

7
Current period reflects US$(1,773) million utilisation of the Samarco dam failure provision including payments under the Settlement Agreement ratified on 6 November 2024. Comparative periods comprise utilisation of the Samarco dam failure provision (2024: US$(515) million; 2023: US$(448) million) and in FY2024 US$(125) million provided to Samarco following approval of the Judicial Reorganisation.

Equity accounted investment in Samarco
BHP Brasil’s investment in Samarco remains at US$ nil. No dividends have been received by BHP Brasil from Samarco during the period and Samarco currently does not have profits available for distribution.
Provision related to the Samarco dam failure

		2025		2024
		US$M		US$M
At the beginning of the financial year		6,505		3,681
Movement in provision		(656)		2,824
Comprising:
Utilised	(1,773)		(515)
Adjustments charged to the income statement:
Change in cost estimate	540		3,700
Amortisation of discounting impacting net finance costs	458		506
Exchange translation	119		(867)

At the end of the financial year		5,849		6,505

Comprising:
Current		2,958		1,500
Non-current		2,891		5,005

At the end of the financial year		5,849		6,505

Samarco dam failure provision and contingencies
As at 30 June 2025, BHP Brasil has identified a provision and certain contingent liabilities arising as a consequence of the Samarco dam failure. The provision reflects the future cost estimates associated with the obligations set out in the Settlement Agreement (see below).
Contingent liabilities will only be resolved when one or more uncertain future events occur or related impacts become capable of reliable measurement and, as such, determination of contingent liabilities disclosed in the Financial Statements requires significant judgement regarding the outcome of future events. A number of the claims below do not specify the amount of damages sought and, where this is specified, amounts could change as the matter progresses.
Ultimately, future changes in all those matters for which a provision has been recognised or contingent liability disclosed could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.
The following table summarises the current status of significant ongoing matters relating to the Samarco dam failure, along with developments during the financial year, and the associated treatment in the Financial Statements:

Item	Provision	Contingent liability
Samarco dam failure – Settlement Agreement	✔	X
On 2 March 2016, BHP Brasil, Samarco and Vale S.A. (Vale) (the Companies) entered into a Framework Agreement with the Federal Government of Brazil, the states of Espirito Santo and Minas Gerais, and certain other public authorities to establish a foundation (Fundação Renova) to develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure (the Framework Agreement). Key Programs included those for financial assistance and compensation of impacted persons and those for remediation of impacted areas and resettlement of impacted communities.

On 3 May 2016, the Brazilian Federal Public Prosecution Office brought a civil claim against BHP Brasil and others seeking R$155 billion for reparation, compensation and moral damages in relation to the Samarco dam failure. Since the lodgement of the claim, the Federal Court had issued a number of interim decisions, certain of which were subject to ongoing appeal at 30 June 2024.

On 25 October 2024, the Companies entered into an agreement with the Federal Government of Brazil, State of Minas Gerais, State of Espirito Santo, public prosecutors and public defenders (Public Authorities) that delivers full and final settlement of the Framework Agreement obligations, the Federal Public Prosecution Office civil claim and other claims by the Public Authorities relating to Samarco’s Fundão dam failure (Settlement Agreement). On 6 November 2024
,
the Settlement Agreement was fully ratified by the Brazilian Supreme Court. On 15 May 2025, the decision that ratified the Settlement Agreement became final and unappealable.

The Settlement Agreement provides compensation and reparation for the impacts of the dam failure, and builds on the existing remediation and compensation work already performed by Fundação Renova. The Settlement Agreement was announced as having a financial value of R$170 billion (approximately US$31.7 billion
1
) on a 100% basis, including amounts already spent plus future payments and obligations as follows:

•  R$38 billion (approximately US$7.9 billion
1
) in amounts already spent to 30 September 2024 on remediation and compensation since 2016.

•  R$100 billion (approximately US$18.0 billion
1
) in instalments over 20 years to the Public Authorities, the relevant municipalities and Indigenous peoples and traditional communities (
Obligation to Pay
).

•  Additional performance obligations for an estimated financial value of approximately R$32 billion (approximately US$5.8 billion
1
) that will be carried out by Samarco in accordance with the terms of the Settlement Agreement (
Obligations to Perform
). These obligations include remediation and compensation programs that are expected to be largely completed over the next 15 years.

Under the Settlement Agreement, Samarco is the primary obligor for the settlement obligations and BHP Brasil and Vale are each secondary obligors of any obligation that Samarco cannot fund or perform in proportion to their shareholding at the time of the dam failure, which is 50% each. While Samarco has recommenced operations, Samarco’s long-term cash flow generation remains highly sensitive to factors including returning to full production capacity, commodity prices and foreign exchange rates.

Further, under the Samarco Judicial Reorganisation Plan (JR Plan), ratified by the JR Court on 1 September 2023, Samarco’s funding of obligations to remediate and compensate the damages resulting from the dam failure is capped at US$1 billion for the period CY2024 to CY2030. Notwithstanding this cap, and subject to certain conditions, to the extent that Samarco each year has a positive cash balance after meeting its various obligations, during this period Samarco’s shareholders are able to direct 50 per cent of Samarco’s year end excess cash balance to fund remediation obligations, including those arising from the Settlement Agreement.

The Group has considered the outcomes of the Settlement Agreement, including the estimated costs of executing the Obligations to Perform, and the extent to which Samarco may be in a position to fund any future outflows to measure the provision related to the Samarco dam failure at US$5,849 million at 30 June 202
5
. The provision reflects the Group’s best estimate of outflows required to settle all obligations arising from the Settlement Agreement.

Uncertainty remains around the Obligations to Perform, and there is a risk that outcomes may be materially higher or lower than amounts reflected in BHP Brasil’s provision for the Samarco dam failure. Key areas of uncertainty include the future costs relating to the Obligation
s
to Perform programs and the extent to which Samarco is able to directly fund the settlement obligations. Further information on the key areas of estimation uncertainty is provided in the ‘Key judgements and estimates’ section below.

There is also risk in relation to claims brought in Brazil that seek to, among other things, change the eligibility parameters of the Settlement Agreement. The Companies are defending these claims.

BHP Brasil, Samarco and Vale have maintained security under the Governance Agreement ratified on 8 August 2018, comprising insurance bonds and a charge over certain Samarco assets. On 6 August 2025, the Federal Court released this requirement, in line with the Settlement Agreement, which does not mandate maintaining the existing security. This decision is subject to any appeal that may be filed.

1
USD amounts reflect those included in the announcement of the settlement agreement calculated based on actual transactional (historical) exchange rates related to funding provided to Fundação Renova for investment to date with future spend calculated using the 28 June 2024 BRL/USD exchange rate of 5.56.

Item	Provision	Contingent liability
Australian class action complaint	X	✔
BHP Group Limited is named as a defendant in a shareholder class action filed in the Federal Court of Australia on behalf of persons who acquired shares in BHP Group Limited or BHP Group Plc (now BHP Group (UK) Ltd) in periods prior to the Samarco dam failure.

The amount of damages sought is unspecified. A trial is scheduled to commence in September 2025.

United Kingdom group action claim and Vale and Samarco’s Netherlands collective action claim	X	✔
BHP Group (UK) Ltd (formerly BHP Group Plc) and BHP Group Limited (BHP Defendants) are named as defendants in group action claims for damages filed in the courts of England. These claims were filed on behalf of certain individuals, municipalities, businesses, faith-based institutions and communities in Brazil allegedly impacted by the Samarco dam failure, some of whom are eligible for compensation under the Settlement Agreement.

The amount of damages sought in these claims is unspecified. The BHP Defendants subsequently filed a contribution claim against Vale, which was withdrawn after reaching the agreement in July 2024 described below. A trial in relation to the BHP Defendants’ liability for the dam failure concluded in March 2025 and a ruling on liability is pending. In the event that the BHP Defendants are found liable, a second trial has been listed to commence in October 2026, directed to generic issues of causation and quantification. Subject to the outcome of that trial, a further trial may be necessary to determine the amount of any damages and compensation owed to the claimants. The outcome of these proceedings, including the extent of any liability or damages, remains uncertain and therefore a present obligation in relation to this matter is yet to be determined.

In January 2024, the BHP Defendants were served with a new group action filed in the courts of England on behalf of additional individuals and businesses in Brazil allegedly impacted by the Samarco dam failure. The new action makes broadly the same claims as the original action and the amount of damages sought in these claims is unspecified. The claims have been stayed by the English court pending the outcome of the liability trial referred to above.

In March 2024, a collective action complaint was filed in the Netherlands against Vale and a Dutch subsidiary of Samarco for compensation relating to the Samarco dam failure. That complaint, which formally commenced in February 2025, indicates that these claims were filed on behalf of certain individuals, municipalities, businesses, associations and faith-based institutions allegedly impacted by the Samarco dam failure who are not also claimants in the UK group action claims referred to above. BHP is not a defendant in the Netherlands proceedings.

In July 2024, the BHP Defendants, BHP Brasil and Vale entered into an agreement – without any admission of liability in any proceedings – whereby: (i) Vale will pay 50% of any amounts that may be payable by the BHP Defendants to the claimants in the UK group action claims (or by the BHP Defendants, BHP Brasil or their related parties to claimants in any other proceedings in Brazil, England or the Netherlands covered by the agreement); and (ii) BHP Brasil will pay 50% of any amounts that may be payable by Vale to the claimants in the Netherlands proceedings (or by Vale or its related parties to claimants in any other proceedings in Brazil, England or the Netherlands covered by the agreement).

The agreement reinforced the terms of the Framework Agreement entered into in 2016 and is consistent with the aforementioned Settlement Agreement entered into in October 2024, which requires BHP Brasil and Vale to each contribute
50
% to the funding of the settlement obligations where Samarco is unable to contribute that funding. While the Settlement Agreement did not resolve the English and Netherlands proceedings, certain claimants in those proceedings are eligible to receive payments under the Settlement Agreement if they choose to do so.

In October 2024, certain Brazilian municipalities, who are claimants in the UK group action claims referred to above, brought criminal contempt proceedings against the BHP Defendants in relation to their alleged involvement in a constitutional claim brought by a third-party Brazilian mining association (IBRAM) before the Brazilian Supreme Court. In June 2025, the High Court in London rejected the BHP Defendants’ application to strike out the proceedings, allowing the contempt proceedings to continue. The BHP Defendants have sought permission to appeal that decision. The contempt proceedings remain ongoing and the outcome is uncertain at this stage.

Criminal charges	X	✔
The Federal Prosecutors’ Office filed criminal charges against BHP Brasil, Samarco and Vale and certain of their employees and former employees (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais (Federal Court).

The Federal Court granted decisions in favour of all Affected Individuals, terminating the charges against these individuals.

As to the remaining cases, in November 2024, the Federal Court ruled that BHP Brasil, Samarco and Vale and certain Affected Individuals
(non-affiliated
with BHP) who still had their cases open, are not liable for criminal offences relating to the failure of Samarco’s tailings dam. In December 2024 the Federal Prosecutors’ Office filed an appeal, and a ruling is pending.

Key judgements and estimates
Judgements
The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in assessing the likely outcome of legal claims and determining which legal claims require recognition of a provision or disclosure of a contingent liability. The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.
Management has determined that a provision can be recognised at 30 June 2025 to reflect the estimated costs associated with obligations under the Settlement Agreement. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted above, given their status.
Estimates
The provision for the Samarco dam failure reflects the Group’s estimate of the costs to meet the Group’s obligations under the Settlement Agreement and requires the use of significant judgements, estimates and assumptions.
While the provision has been measured based on the latest information available, changes in facts and circumstances are likely in future reporting periods and may lead to material revisions to these estimates and there is a risk that outcomes may be materially higher or lower than amounts currently reflected in the provision. However, it is currently not possible to determine what facts and circumstances may change, therefore revisions in future reporting periods due to the key estimates and factors outlined below cannot be reliably measured.
The key estimates that may have a material impact upon the provision in the next and future reporting periods include:

•	the cost of compensation to individuals, small businesses, Municipalities and Indigenous and Traditional communities; and

•
the extent to which Samarco is able to directly fund any future obligations relating to the Settlement Agreement. Samarco’s long-term cash flow generation remains highly sensitive to factors including its ability to return to full production capacity, commodity prices and foreign exchange rates.

The provision may also be affected by factors including but not limited to updates to discount and foreign exchange rates. To limit the Group’s exposure to potential Brazilian reais foreign exchange volatility, the Group has entered into forward exchange contracts, predominantly covering the period up to FY2028. A
0.5
% increase in the discount rate would, in isolation, reduce the provision by approximately US$
100
million.
In addition, the provision may be impacted by decisions in, or resolution of, existing and potential legal claims in Brazil including in relation to eligibility under, and adherence to, the Settlement Agreement and claims in other jurisdictions, including the outcome of the United Kingdom group action claims, the Australian class action and the claim filed in the Netherlands against Vale and a Dutch subsidiary of Samarco.
Given these factors, future actual cash outflows may differ from the amounts currently provided and changes to any of the key assumptions and estimates outlined above could result in a material impact to the provision in the next and future reporting periods.

Item	Provision	Contingent liability
Civil public action commenced by Associations concerning the use of TANFLOC for water treatment	X	✔
On 17 November 2023, the Federal Court dismissed the lawsuit filed by four associations due to procedural reasons. The judgment is final and unappealable. In July 2024
,
two further associations filed another lawsuit against Samarco, BHP Brasil and Vale and others, including the States of Minas Gerais and Espirito Santo, the Federal Government and the Water Treatment Companies, who were all also defendants in the first lawsuit.

This second lawsuit was also dismissed due to procedural reasons on 12 November 2024
,
and the associations have appealed this judgement.

In both lawsuits the plaintiffs alleged that the defendants carried out a clandestine study on the citizens of the locations affected by the Samarco dam failure where Tanfloc (a tannin-based flocculant/coagulant) was used in the water treatment process. The plaintiffs claim that this product put the population at risk due to its alleged experimental qualities and dosage applied.

The plaintiffs presented largely similar pleas e.g. material damages, moral damages.

Other claims	X	✔
BHP Brasil is among the Companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental
organisations, corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova.

The lawsuits include claims for compensation, environmental reparation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including reparation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief.

Certain of these legal proceedings are outside the scope of the Settlement Agreement.

In addition, actions for alleged damages, fees and/or expenses related to claims concerning the Samarco dam failure have been, and may in the future be, brought against the Group.

Government inquiries, studies and investigations relating to the Samarco dam failure and actions taken in response to it have also been commenced by numerous agencies and individuals of the Brazilian government and may still be ongoing.
Additional legal proceedings and government investigations relating to the Samarco dam failure could be brought against BHP Brasil and other Group entities in Brazil or other jurisdictions. The outcomes of these claims, investigations and proceedings remain uncertain and continue to be disclosed as contingent liabilities.

Commitments
Under the terms of the Samarco joint venture agreement, BHP Brasil does not have an existing obligation to fund Samarco. However, under the Settlement Agreement, while Samarco is the primary obligor for the Settlement Agreement obligations, BHP Brasil and Vale are each secondary obligors of any obligation that Samarco cannot fund (including as restricted by the terms of the Judicial Reorganisation Plan) or perform in proportion to their shareholding at the time of the dam failure, which is 50% each.
BHP Brasil has approved preliminary funding of up to US$2.9 billion to Samarco for the Settlement Agreement obligations during calendar year 2025.
The following section provides disclosure of matters to which Samarco (and not the Group) is a party.

Samarco

Dam failure related provision and contingencies

In addition to its provisions in relation to the Settlement Agreement as at 30 June 2025, Samarco has recognised a provision of US$0.1 billion (30 June 2024: US$0.4
billion), based on currently available information, in relation to other dam failure related matters to which BHP Brasil is not a party.

The magnitude, scope and timing of these additional costs are subject to a high degree of uncertainty and Samarco has indicated that it anticipates that it will incur future costs beyond those provided. These uncertainties are likely to continue for a significant period and changes to key assumptions could result in a material change to the amount of the provision in future reporting periods. Any such unrecognised obligations are therefore contingent liabilities and, at present, it is not practicable to estimate their magnitude or possible timing of payment. Accordingly, it is also not possible to provide a range of possible outcomes or a reliable estimate of total potential future exposures at this time.

Samarco is also named as a defendant in a number of other legal proceedings initiated by individuals, non-governmental
organisations, corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing. Given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of total potential future exposures to Samarco.

Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against Samarco.

Samarco has also identified a number of individually immaterial tax-related
uncertainties which have been reflected, where appropriate, in the Group’s share of associate and joint venture contingent liabilities presented in note 32 ‘Contingent liabilities’.

Samarco insurance

Samarco has standalone insurance policies in place with Brazilian and global insurers. Insurers’ loss adjusters or claims representatives continue to investigate and assist with the claims process for matters not yet settled. As at 30 June 2025, an insurance receivable has not been recognised by Samarco in respect of ongoing matters.

Samarco non-dam failure related provisions and contingent liabilities

The following
non-dam
failure related matters
pre-date
and are unrelated to the Samarco dam failure. Samarco is currently contesting aspects of both of these matters in the Brazilian courts. Given the status of these tax matters, the timing of resolution and potential economic outflow for Samarco is uncertain.

Brazilian Social Contribution Levy

Samarco has received tax assessments for the alleged
non-payment
of Brazilian Social Contribution Levy for the calendar years 2007-2014. Based on its assessment of currently available information as at 30 June 2025, Samarco recognised gross provisions of US$0.4 billion, US$0.2 billion net of US$0.2 billion court deposits paid (30 June 2024: gross provisions of US$0.4 billion, US$0.2 billion net of US$0.2 billion court deposits paid) and has not disclosed contingent liabilities (30 June 2024: contingent liabilities of US$0.2 billion). As at 30 June 2025, BHP Brasil’s 50% share of the impact of the provision recognised by Samarco is reflected in the Group’s equity accounting for Samarco.

Brazilian corporate income tax rate

Samarco has received tax assessments, and disclosed contingent liabilities, for the alleged incorrect calculation of Corporate Income Tax (IRPJ) in respect of the 2000-2003 and 2007-2014 income years totalling approximately US$1.0 billion (30 June 2024: US$1.0 billion).
Brazilian mining royalties
Samarco has received assessments, and disclosed contingent liabilities, for the alleged
incorrect calculation of Financial Compensation for the Exploitation of Mineral Resources (CFEM) in respect of the period
1998
-2017 totalling approximately US$0.4 billion (30 June 2024: US$0.4 billion).

Provision for dividends and other liabilities [member]
Statement [Line Items]
Provisions
20 Provisions for dividends and other liabilities
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 27 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provision related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2025	2024
	US$M	US$M
At the beginning of the financial year	710	769
Dividends determined	6,286	7,712
Charge/(credit) for the year:
Underlying	185	180
Discounting	7	2
Exchange variations	103	(42)
Released during the year	(73)	(120)
Utilisation	(90)	(92)
Dividends paid	(6,403)	(7,675)
Transfers and other movements	(19)	(24)

At the end of the financial year	706	710

Comprising:
Current	310	220
Non-current	396	490